UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.9%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--75.6%
$         15,000   Belmont, MA GO 1                                                        5.150%     01/15/2012   $         15,162
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Billerica, MA GO 1                                                      5.500      10/15/2016             10,070
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Boxford, MA GO 1                                                        5.650      06/15/2011            202,274
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Chicopee, MA GO 1                                                       5.700      08/01/2012            100,707
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA Bay Transportation Authority 1                                       5.250      07/01/2030              5,174
------------------------------------------------------------------------------------------------------------------------------------
       1,755,000   MA Devel. Finance Agency (Boston Architectural
                   College) 1                                                              5.000      01/01/2027          1,535,099
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA Devel. Finance Agency (Boston Biomedical
                   Research) 1                                                             5.650      02/01/2019             10,020
------------------------------------------------------------------------------------------------------------------------------------
         160,000   MA Devel. Finance Agency (Boston Biomedical
                   Research) 1                                                             5.750      02/01/2029            160,058
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MA Devel. Finance Agency (Boston University)                            5.375      05/15/2039             48,848
------------------------------------------------------------------------------------------------------------------------------------
         475,000   MA Devel. Finance Agency (Boston University)                            6.000      05/15/2059            502,341
------------------------------------------------------------------------------------------------------------------------------------
         150,000   MA Devel. Finance Agency (Curry College) 1                              5.000      03/01/2035            128,490
------------------------------------------------------------------------------------------------------------------------------------
       1,130,000   MA Devel. Finance Agency (Curry College)                                5.000      03/01/2036            993,146
------------------------------------------------------------------------------------------------------------------------------------
         230,000   MA Devel. Finance Agency (Curry College) 1                              6.000      03/01/2031            230,140
------------------------------------------------------------------------------------------------------------------------------------
         350,000   MA Devel. Finance Agency (Eastern Nazarene
                   College) 1                                                              5.625      04/01/2029            336,347
------------------------------------------------------------------------------------------------------------------------------------
         250,000   MA Devel. Finance Agency (Evergreen Center) 1                           5.500      01/01/2035            235,775
------------------------------------------------------------------------------------------------------------------------------------
       1,285,000   MA Devel. Finance Agency (Landmark School) 1                            5.250      06/01/2019          1,287,891
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   MA Devel. Finance Agency (Linden Ponds)                                 5.750      11/15/2042          1,800,160
------------------------------------------------------------------------------------------------------------------------------------
         240,000   MA Devel. Finance Agency (Loomis House/Loomis
                   Communities Obligated Group) 1                                          5.750      07/01/2023            242,076
------------------------------------------------------------------------------------------------------------------------------------
         805,000   MA Devel. Finance Agency (Nichols College) 1                            6.000      10/01/2024            812,873
------------------------------------------------------------------------------------------------------------------------------------
       1,025,000   MA Devel. Finance Agency (Ogden Haverhill) 1                            5.500      12/01/2019          1,031,417
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA Devel. Finance Agency (Orchard Cove)                                 5.250      10/01/2037            446,320
------------------------------------------------------------------------------------------------------------------------------------
         320,000   MA Devel. Finance Agency (Pacific Rim Charter
                   Public School) 1                                                        5.125      06/01/2031            274,787
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MA Devel. Finance Agency (Regis College) 1                              5.250      10/01/2018             56,991
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA Devel. Finance Agency (Seven Hills Foundation
                   & Affiliates) 1                                                         5.000      09/01/2035            470,040
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA Devel. Finance Agency (The Wheeler School) 1                         6.250      12/01/2019             20,619
------------------------------------------------------------------------------------------------------------------------------------
         220,000   MA Devel. Finance Agency (VOA Ayer)                                     6.200      02/20/2046            233,449
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MA Devel. Finance Agency (VOA Concord)                                  5.200      11/01/2041            821,950
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MA Educational Financing Authority, Issue E 1                           5.550      07/01/2009             60,403
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MA Educational Financing Authority, Issue E 1                           5.850      07/01/2014             30,208
------------------------------------------------------------------------------------------------------------------------------------
         175,000   MA Educational Financing Authority, Issue G                             6.000      12/01/2016            182,228
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA Educational Financing Authority, Series C 1                          5.200      12/01/2016             10,026
------------------------------------------------------------------------------------------------------------------------------------
          65,000   MA H&EFA (Beverly Hospital Corp.) 1                                     5.250      07/01/2023             65,073
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA H&EFA (Boston College) 1                                             5.000      06/01/2026             25,356
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MA H&EFA (Burbank Hospital) 1                                           6.125      08/01/2013             50,079
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA H&EFA (Cape Cod Healthcare/Cape Cod
                   Hospital Obligated Group) 1                                             5.125      11/15/2021             25,143
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MA H&EFA (Capital Asset Program) 2                                      6.500 3    07/01/2030            200,000
------------------------------------------------------------------------------------------------------------------------------------
       1,445,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                       5.625      07/01/2020          1,445,000
------------------------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        365,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                   Group) 1                                                                5.700%     07/01/2015   $        373,676
------------------------------------------------------------------------------------------------------------------------------------
         705,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                   Group) 1                                                                5.750      07/01/2028            684,365
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA H&EFA (East Concord Medical Foundation) 1                            6.450      03/01/2020             20,399
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA H&EFA (Emerson Hospital) 1                                           5.000      08/15/2035             23,034
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MA H&EFA (Hallmark Heath System) 1                                      5.000      07/01/2021             60,797
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA H&EFA (Harvard Pilgrim Health Care) 1                                5.000      07/01/2028              5,038
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Healthcare System-Covenant) 1                                 6.000      07/01/2031             10,385
------------------------------------------------------------------------------------------------------------------------------------
         210,000   MA H&EFA (Holyoke Hospital) 1                                           6.500      07/01/2015            210,008
------------------------------------------------------------------------------------------------------------------------------------
         150,000   MA H&EFA (Jordan Hospital) 1                                            5.250      10/01/2023            144,920
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MA H&EFA (Jordan Hospital) 1                                            5.375      10/01/2028             47,723
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA H&EFA (Lasell College) 1                                             5.400      07/01/2014             14,907
------------------------------------------------------------------------------------------------------------------------------------
         110,000   MA H&EFA (Learning Center for Deaf Children) 1                          6.125      07/01/2029            110,154
------------------------------------------------------------------------------------------------------------------------------------
          75,000   MA H&EFA (Lowell General Hospital) 1                                    5.250      06/01/2016             76,616
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (New England Health) 1                                         5.200      08/01/2028             10,236
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA H&EFA (New England Medical Center) 1                                 5.100      07/01/2008             20,033
------------------------------------------------------------------------------------------------------------------------------------
          65,000   MA H&EFA (New England Medical Center) 1                                 5.375      07/01/2024             65,081
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA H&EFA (Nichols College) 1                                            6.125      10/01/2029             20,467
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MA H&EFA (North Adams Regional Hospital) 1                              6.750      07/01/2009             45,236
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Partners Healthcare System) 1                                 5.125      07/01/2019             10,231
------------------------------------------------------------------------------------------------------------------------------------
         165,000   MA H&EFA (Partners Healthcare System) 1                                 5.375      07/01/2024            166,866
------------------------------------------------------------------------------------------------------------------------------------
         235,000   MA H&EFA (Saint Memorial Medical Center) 1                              6.000      10/01/2023            235,073
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA H&EFA (Schepens Eye Research Institute) 1                            6.500      07/01/2028             20,089
------------------------------------------------------------------------------------------------------------------------------------
         295,000   MA H&EFA (South Shore Hospital) 1                                       5.500      07/01/2013            295,522
------------------------------------------------------------------------------------------------------------------------------------
         605,000   MA H&EFA (South Shore Hospital)                                         5.500      07/01/2020            613,851
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA H&EFA (Springfield College) 1                                        5.125      10/15/2023             25,133
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA H&EFA (UMass Memorial Health Care/UMass
                   Memorial Medical Center Obligated Group) 1                              5.000      07/01/2028             25,489
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Valley Regional Health System) 1                              5.750      07/01/2018             10,014
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                              5.300      11/15/2028            182,228
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA HFA 1                                                                5.200      07/01/2018             10,153
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA HFA (Rental) 1                                                       5.350      01/01/2014             15,424
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA HFA (Single Family) 1                                                5.000      12/01/2031            478,795
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MA HFA (Single Family) 1                                                5.250      12/01/2018             30,328
------------------------------------------------------------------------------------------------------------------------------------
       2,250,000   MA HFA, Series A                                                        5.300      06/01/2049          2,174,940
------------------------------------------------------------------------------------------------------------------------------------
          35,000   MA HFA, Series A 1                                                      5.375      06/01/2016             35,366
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MA HFA, Series A 1                                                      5.500      07/01/2030             50,901
------------------------------------------------------------------------------------------------------------------------------------
         300,000   MA HFA, Series A 1                                                      5.550      07/01/2032            303,603
------------------------------------------------------------------------------------------------------------------------------------
       1,280,000   MA HFA, Series A                                                        5.700      07/01/2020          1,317,811
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MA HFA, Series A 1                                                      5.800      07/01/2030            102,385
------------------------------------------------------------------------------------------------------------------------------------
          90,000   MA HFA, Series A                                                        6.125      12/01/2011             92,071
------------------------------------------------------------------------------------------------------------------------------------
          95,000   MA HFA, Series B 1                                                      5.400      12/01/2028             97,901
------------------------------------------------------------------------------------------------------------------------------------
         245,000   MA HFA, Series B                                                        5.550      07/01/2040            252,424
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA HFA, Series C 1                                                      5.300      12/01/2037            489,330
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA HFA, Series C                                                        5.400      12/01/2049            488,220
------------------------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        425,000   MA HFA, Series H 1                                                      5.000%     12/01/2028   $        417,677
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MA HFA, Series H                                                        6.650      07/01/2041             62,117
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MA HFA, Series P 1                                                      5.000      12/01/2023             10,016
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA HFA, Series P                                                        5.200      12/01/2045             14,459
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA Industrial Finance Agency (Arbors at Taunton) 1                      5.300      06/20/2019             25,703
------------------------------------------------------------------------------------------------------------------------------------
         105,000   MA Industrial Finance Agency (Arbors at Taunton)                        5.500      06/20/2040            106,972
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA Industrial Finance Agency (Avon Associates) 1                        5.375      04/01/2020             20,104
------------------------------------------------------------------------------------------------------------------------------------
          40,000   MA Industrial Finance Agency (Berkshire Retirement
                   Community) 1                                                            6.625      07/01/2016             40,068
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MA Industrial Finance Agency (Cambridge Friends
                   School) 1                                                               5.800      09/01/2028            100,101
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MA Industrial Finance Agency (Concord Academy)                          5.500      09/01/2027          1,222,164
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA Industrial Finance Agency (Deerfield Academy) 1                      5.000      10/01/2023             15,309
------------------------------------------------------------------------------------------------------------------------------------
         415,000   MA Industrial Finance Agency (General Motors
                   Corp.) 1                                                                5.550      04/01/2009            415,789
------------------------------------------------------------------------------------------------------------------------------------
         495,000   MA Industrial Finance Agency (Massachusetts
                   American Water Company)                                                 6.900      12/01/2029            496,094
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA Industrial Finance Agency (Ogden Haverhill
                   Associates) 1                                                           5.450      12/01/2012              5,059
------------------------------------------------------------------------------------------------------------------------------------
         145,000   MA Industrial Finance Agency (St. John's High
                   School) 1                                                               5.350      06/01/2028            145,090
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA Industrial Finance Agency (WGBH Educational
                   Foundation) 1                                                           5.000      03/01/2028             20,418
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MA Industrial Finance Authority (St. Marks School) 1                    5.375      01/01/2021             20,200
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MA Municipal Wholesale Electric Company Water
                   Supply System 1                                                         5.000      07/01/2010             30,779
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MA Port Authority (Bosfuel Corp.)                                       5.000      07/01/2038            493,830
------------------------------------------------------------------------------------------------------------------------------------
          65,000   MA Port Authority (Delta Air Lines) 1                                   5.000      01/01/2021             66,000
------------------------------------------------------------------------------------------------------------------------------------
       3,130,000   MA Port Authority (Delta Air Lines) 1                                   5.000      01/01/2027          3,136,166
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MA Port Authority (Delta Air Lines) 1                                   5.200      01/01/2020             30,778
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA Port Authority (US Airways) 1                                        5.625      09/01/2011             15,170
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MA Port Authority (US Airways) 1                                        5.750      09/01/2016            101,147
------------------------------------------------------------------------------------------------------------------------------------
         335,000   MA Port Authority (US Airways) 1                                        5.875      09/01/2023            338,876
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MA Port Authority (US Airways) 1                                        6.000      09/01/2021             25,881
------------------------------------------------------------------------------------------------------------------------------------
          65,000   MA Port Authority, Series C 1                                           5.125      07/01/2020             65,735
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MA Port Authority, Series E 1                                           5.000      07/01/2028             50,115
------------------------------------------------------------------------------------------------------------------------------------
          75,000   MA Turnpike Authority, Series A 1                                       5.000      01/01/2027             75,758
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MA Turnpike Authority, Series A                                         5.000      01/01/2039             30,218
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA Water Pollution Abatement Trust 1                                    5.125      08/01/2010              5,033
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA Water Pollution Abatement Trust 1                                    5.125      02/01/2031              5,128
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MA Water Pollution Abatement Trust 1                                    5.375      08/01/2027              5,172
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MA Water Resources Authority 1                                          5.000      08/01/2024             15,258
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Mansfield, MA GO 1                                                      5.500      08/15/2010            202,386
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Natick, MA GO 1                                                         5.375      05/15/2011             20,236
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Quincy, MA (Quincy Hospital) 1                                          5.250      01/15/2016             30,048
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Quincy, MA (Quincy Hospital) 1                                          5.500      01/15/2013             90,159
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Taunton, MA GO 1                                                        5.000      02/01/2016            101,155
------------------------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         20,000   Wayland, MA GO 1                                                        5.000%     09/15/2011   $         20,030
------------------------------------------------------------------------------------------------------------------------------------
          15,000   West Springfield, MA GO 1                                               5.000      03/01/2018             15,190
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Weymouth, MA GO 1                                                       6.400      12/15/2008             10,150
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Worcester, MA GO 1                                                      5.700      08/01/2013            150,999
                                                                                                                   -----------------
                                                                                                                         31,841,700
U.S. POSSESSIONS--45.3%
       1,000,000   Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                               5.625      06/01/2047            970,680
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                               7.324 4    06/01/2057             28,720
------------------------------------------------------------------------------------------------------------------------------------
       2,700,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043          2,657,016
------------------------------------------------------------------------------------------------------------------------------------
      53,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.529 4    05/15/2050          2,913,410
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico Commonwealth GO 1                                           5.250      07/01/2024            509,435
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Puerto Rico Commonwealth GO 1                                           5.250      07/01/2030            151,176
------------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Puerto Rico Electric Power Authority, Series UU 5                       4.205 3    07/01/2031          1,619,730
------------------------------------------------------------------------------------------------------------------------------------
         450,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025            443,957
------------------------------------------------------------------------------------------------------------------------------------
         175,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             5.600      10/01/2014            173,628
------------------------------------------------------------------------------------------------------------------------------------
         455,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.250      10/01/2024            444,799
------------------------------------------------------------------------------------------------------------------------------------
       1,270,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.500      10/01/2037          1,242,060
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                          5.500      07/01/2026             76,231
------------------------------------------------------------------------------------------------------------------------------------
       1,240,000   Puerto Rico Port Authority (American Airlines),
                   Series A                                                                6.250      06/01/2026          1,169,382
------------------------------------------------------------------------------------------------------------------------------------
         485,000   Puerto Rico Port Authority (American Airlines),
                   Series A                                                                6.300      06/01/2023            462,684
------------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Puerto Rico Sales Tax Financing Corp., Series A 5                       4.221 3    08/01/2057          5,960,565
------------------------------------------------------------------------------------------------------------------------------------
         215,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            218,608
------------------------------------------------------------------------------------------------------------------------------------
          30,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                        5.000      05/15/2021             28,469
                                                                                                                   -----------------
                                                                                                                         19,070,550
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $53,603,254)-120.9%                                                                    50,912,250
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.9)                                                                             (8,797,027)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     42,115,223
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $200,000, which represents 0.47% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Agency
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $110,295 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $7,580,295 shown


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $7,470,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

       PRINCIPAL                                                                          COUPON        MATURITY
          AMOUNT   INVERSE FLOATER 1                                                      RATE 2            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        180,000   Puerto Rico Electric Power Authority ROLs 3                             9.656%         7/1/31   $           (270)

         650,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                           11.770          8/1/57            110,565
                                                                                                                   -----------------
                                                                                                                   $        110,295
                                                                                                                   =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 4-5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $7,470,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $        53,603,254
                                        ===================

Gross unrealized appreciation           $           112,380
Gross unrealized depreciation                    (2,803,384)
                                        -------------------
Net unrealized depreciation             $        (2,691,004)
                                        ===================


             7 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008